Thrivent Core Plus Bond ETF

Schedule of Investments as of June 30, 2025(unaudited)

Principal Amount	Long-Term Fixed Income 100.7%	Value
Asset-Backed Securities 3.8%
	Affirm Asset Securitization Trust,
$461,681	5.08%, 4/15/2030, Series 2025-X1, Class A [a]	$462,114
	American Heritage Auto Receivables Trust,
110,000	4.90%, 9/17/2029, Series 2024-1A, Class A3 [a]	110,024
	AMSR Trust,
500,000	3.66%, 6/17/2042, Series 2025- SFR1, Class B [a]	468,934
	ARES LXXI CLO, Ltd.,
235,000	(TSFR3M + 1.700%), 5.97%, 4/20/2037, Series 2024-71A, Class A2 [a],[b]	235,557
	Avis Budget Rental Car Funding AESOP LLC,
275,000	5.24%, 8/20/2029, Series 2025-1A, Class B [a]	277,887
	Balboa Bay Loan Funding, Ltd.,
250,000	(TSFR3M + 2.250%), 6.52%, 1/20/2035, Series 2021-2A, Class CR [a],[b]	250,065
	Barings Loan Partners CLO, Ltd.,
180,000	(TSFR3M + 1.650%), 5.92%, 1/20/2034, Series LP-2A, Class CR [a],[b]	179,958
	Battalion CLO XXI, Ltd.,
1,000,000	(TSFR3M + 2.000%), 6.31%, 7/15/2034, Series 2021-21A, Class CR [a],[b],[c]	1,000,000
	Chenango Park CLO, Ltd.,
250,000	(TSFR3M + 1.800%), 6.06%, 4/15/2030, Series 2018-1A, Class BR [a],[b]	250,423
	Dryden 72 CLO, Ltd.,
1,000,000	(TSFR3M + 1.650%), 5.98%, 5/15/2032, Series 2019-72A, Class BRR [a],[b]	1,002,105
	Dryden 78 CLO, Ltd.,
235,000	(TSFR3M + 1.730%), 6.01%, 4/17/2037, Series 2020-78A, Class A2R [a],[b]	235,449
	Hertz Vehicle Financing III LLC,
250,000	5.45%, 9/25/2029, Series 2025-1A, Class B [a]	252,909
750,000	5.59%, 12/26/2029, Series 2025- 3A, Class B [a]	753,193
	Hertz Vehicle Financing LLC,
300,000	6.56%, 9/25/2026, Series 2022-4A, Class D [a]	299,977
	Hotwire Funding LLC,
205,000	5.89%, 6/20/2054, Series 2024-1A, Class A2 [a]	208,077
	LCM 41, Ltd.,
500,000	(TSFR3M + 3.600%), 7.91%, 4/15/2036, Series 41A, Class D1R [a],[b]	500,000
	Madison Park Funding XXIV, Ltd.,
500,000	(TSFR3M + 1.550%), 5.82%, 10/20/2029, Series 2016-24A, Class BR2 [a],[b]	500,125
Principal Amount	Long-Term Fixed Income 100.7%	Value
Asset-Backed Securities 3.8% – continued
	Park Blue CLO, Ltd.,
$500,000	(TSFR3M + 2.180%), 6.50%, 4/20/2038, Series 2023-3A, Class CR [a],[b]	$502,630
	Point Securitization Trust,
348,939	6.25%, 6/25/2055, Series 2025-1, Class A1 [a]	348,049
	RFS Asset Securitization V LLC,
400,000	6.05%, 5/15/2032, Series 2025-1, Class A [a]	402,986
	SLM Private Credit Student Loan Trust,
142,589	(TSFR3M + 0.662%), 4.98%, 6/15/2033, Series 2004-A, Class A3 [b]	142,003
	Veros Auto Receivables Trust,
367,514	5.31%, 9/15/2028, Series 2025-1, Class A [a]	367,960
	Vibrant CLO IV-R, Ltd.,
600,000	(TSFR3M + 1.650%), 5.92%, 10/20/2037, Series 2024-4RA, Class A2 [a],[b]	601,150
	Total	9,351,575
Basic Materials 1.8%
	Air Products & Chemicals, Inc.,
500,000	4.90%, 10/11/2032	507,006
	Anglo American Capital plc,
375,000	5.75%, 4/5/2034 [a]	387,228
	Cleveland-Cliffs, Inc.,
260,000	6.75%, 4/15/2030 [a]	251,411
	Eastman Chemical Co.,
450,000	5.00%, 8/1/2029	456,277
	Ecolab, Inc.,
750,000	4.30%, 6/15/2028	755,224
	FMC Corp.,
500,000	(CMT 5Y + 4.366%), 8.45%, 11/1/2055 [b]	511,687
	Georgia-Pacific LLC,
500,000	4.40%, 6/30/2028 [a]	502,509
	Glencore Funding LLC,
50,000	6.50%, 10/6/2033 [a]	54,220
	International Flavors & Fragrances, Inc.,
221,000	2.30%, 11/1/2030 [a]	195,308
	Methanex Corp.,
265,000	5.25%, 12/15/2029	261,789
	OCP SA,
300,000	6.88%, 4/25/2044	289,585
	Steel Dynamics, Inc.,
400,000	3.45%, 4/15/2030	380,508
	Total	4,552,752
Collateralized Mortgage Obligations 2.5%
	Cross Mortgage Trust,
231,962	6.42%, 4/25/2069, Series 2024-H2, Class A2 [a],[d]	233,669
	Flagstar Mortgage Trust,
716,602	2.50%, 8/25/2051, Series 2021- 6INV, Class A4 [a],[b]	583,471
	GCAT Trust,
147,746	5.50%, 1/25/2054, Series 2024- INV1, Class 1A2 [a],[b]	146,835
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of June 30, 2025(unaudited)
Principal Amount	Long-Term Fixed Income 100.7%	Value
Collateralized Mortgage Obligations 2.5% – continued
$632,216	6.50%, 1/25/2054, Series 2024- INV1, Class 2A2 [a],[b]	$644,292
	JP Morgan Mortgage Trust,
724,761	2.50%, 2/25/2052, Series 2021- INV7, Class A2A [a],[b]	593,303
	Morgan Stanley Residential Mortgage Loan Trust,
986,608	5.53%, 5/25/2070, Series 2025- NQM3, Class A1 [a],[b]	990,753
	PMT Loan Trust,
534,487	2.50%, 7/25/2051, Series 2021- INV1, Class A3 [a],[b]	436,527
500,000	5.50%, 5/25/2056, Series 2025- INV5, Class A12 [a],[b]	487,379
	PRET Trust,
97,376	4.00%, 8/25/2064, Series 2025- RPL2, Class A1 [a],[d]	94,155
	Roc Mortgage Trust,
150,000	5.63%, 2/25/2040, Series 2025- RTL1, Class A1 [a],[d]	150,310
	Toorak Mortgage Trust,
200,000	5.52%, 2/25/2040, Series 2025- RRTL1, Class A1 [a],[d]	200,024
	Verus Securitization Trust,
393,208	6.97%, 12/25/2068, Series 2023-8, Class A3 [a],[d]	398,028
237,600	5.98%, 1/25/2070, Series 2025-1, Class A3 [a],[d]	238,853
1,000,000	5.58%, 6/25/2070, Series 2025-5, Class A2 [a],[d]	1,004,159
	Total	6,201,758
Commercial Mortgage-Backed Securities 0.7%
	Bank,
100,000	6.03%, 3/15/2058, Series 2025- BNK49, Class AS [b]	105,048
400,000	2.14%, 3/15/2063, Series 2020- BN28, Class AS	345,013
	BBCMS Mortgage Trust,
500,000	5.99%, 5/15/2058, Series 2025- 5C34, Class AS [b]	521,452
	Benchmark Mortgage Trust,
225,000	6.09%, 4/15/2057, Series 2025- V14, Class AM [b]	235,377
	CSAIL Commercial Mortgage Trust,
484,000	2.56%, 3/15/2053, Series 2020- C19, Class A3	435,324
	Total	1,642,214
Communication Services 2.2%
	AT&T, Inc.,
250,000	4.70%, 8/15/2030	252,269
375,000	5.40%, 2/15/2034	385,696
250,000	5.15%, 2/15/2050	224,867
	CCO Holdings LLC/CCO Holdings Capital Corp.,
395,000	4.75%, 3/1/2030 [a]	382,677
	Charter Communications Operating LLC/Charter Communications Operating Capital,
500,000	5.05%, 3/30/2029	504,767
250,000	6.38%, 10/23/2035	262,577
Principal Amount	Long-Term Fixed Income 100.7%	Value
Communication Services 2.2% – continued
	Comcast Corp.,
$500,000	4.95%, 5/15/2032	$508,861
250,000	4.65%, 7/15/2042	222,087
	Meta Platforms, Inc.,
375,000	4.75%, 8/15/2034	376,755
	Netflix, Inc.,
500,000	4.90%, 8/15/2034	509,687
	Paramount Global,
250,000	7.88%, 7/30/2030	276,973
	T-Mobile USA, Inc.,
375,000	5.13%, 5/15/2032	382,422
375,000	3.00%, 2/15/2041	274,408
	VeriSign, Inc.,
375,000	5.25%, 6/1/2032	382,168
	Verizon Communications, Inc.,
500,000	5.25%, 4/2/2035	504,166
	Total	5,450,380
Consumer Discretionary 4.0%
	American Airlines, Inc./AAdvantage Loyalty IP, Ltd.,
100,000	5.75%, 4/20/2029 [a]	99,912
	Bath & Body Works, Inc.,
365,000	6.63%, 10/1/2030 [a]	376,187
	Delta Air Lines, Inc.,
500,000	4.95%, 7/10/2028	502,856
	Delta Air Lines, inc./ SkyMiles IP, Ltd.,
250,000	4.75%, 10/20/2028 [a]	250,580
	Ford Motor Credit Co. LLC,
250,000	6.80%, 11/7/2028	259,011
	General Motors Co.,
250,000	5.35%, 4/15/2028	253,800
	General Motors Financial Co., Inc.,
375,000	5.75%, 2/8/2031	385,321
375,000	5.63%, 4/4/2032	379,428
	Honda Motor Co., Ltd.,
1,000,000	4.44%, 7/8/2028 [c]	1,001,147
	Hyundai Capital America,
500,000	4.88%, 6/23/2027 [a]	502,884
500,000	6.20%, 9/21/2030 [a]	529,047
	International Game Technology plc,
250,000	5.25%, 1/15/2029 [a]	247,759
	Las Vegas Sands Corp.,
400,000	5.63%, 6/15/2028	408,014
250,000	6.00%, 8/15/2029	256,950
	Lennar Corp.,
500,000	5.20%, 7/30/2030	509,403
	Marriott International, Inc.,
250,000	5.10%, 4/15/2032	252,817
	Mattamy Group Corp.,
270,000	4.63%, 3/1/2030 [a]	259,508
	Nissan Motor Acceptance Co. LLC,
250,000	5.30%, 9/13/2027 [a]	246,471
	Resideo Funding, Inc.,
375,000	6.50%, 7/15/2032 [a]	384,184
	Royal Caribbean Cruises, Ltd.,
370,000	6.25%, 3/15/2032 [a]	380,316
	Stellantis Finance U.S., Inc.,
200,000	5.35%, 3/17/2028 [a]	201,665
	Target Corp.,
750,000	4.35%, 6/15/2028	754,508
	Toyota Motor Credit Corp.,
750,000	4.80%, 5/15/2030	761,963
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of June 30, 2025(unaudited)
Principal Amount	Long-Term Fixed Income 100.7%	Value
Consumer Discretionary 4.0% – continued
	United Airlines Pass-Through Trust,
$23,608	3.75%, 3/3/2028, Series 2014-2, Class A	$23,211
	United Airlines, Inc.,
250,000	4.63%, 4/15/2029 [a]	242,666
	Warnermedia Holdings, Inc.,
50,000	4.05%, 3/15/2029	40,000
	Yum! Brands, Inc.,
380,000	5.38%, 4/1/2032	380,280
	Total	9,889,888
Consumer Staples 4.4%
	AbbVie, Inc.,
500,000	5.60%, 3/15/2055	500,178
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC,
370,000	5.88%, 2/15/2028 [a]	369,629
	Anheuser-Busch InBev Worldwide, Inc.,
375,000	5.00%, 6/15/2034	382,798
	AstraZeneca plc,
375,000	3.00%, 5/28/2051	252,335
	BAT Capital Corp.,
375,000	7.75%, 10/19/2032	433,427
	Becton Dickinson & Co.,
375,000	4.69%, 12/15/2044	326,343
	Colgate-Palmolive Co.,
500,000	4.20%, 5/1/2030	502,062
	Conagra Brands, Inc.,
600,000	4.85%, 11/1/2028	605,809
	CVS Health Corp.,
375,000	5.05%, 3/25/2048	323,793
	Diageo Investment Corp.,
100,000	5.63%, 4/15/2035	104,574
	Edgewell Personal Care Co.,
380,000	5.50%, 6/1/2028 [a]	378,079
	Elevance Health, Inc.,
500,000	6.38%, 6/15/2037	539,222
	Encompass Health Corp.,
380,000	4.75%, 2/1/2030	375,177
	GE HealthCare Technologies, Inc.,
50,000	6.38%, 11/22/2052	53,871
	Global Payments, Inc.,
50,000	2.90%, 11/15/2031	44,224
	HCA, Inc.,
375,000	5.50%, 3/1/2032	387,012
	Imperial Brands Finance plc,
500,000	4.50%, 6/30/2028 [a],[c]	499,940
	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.,
500,000	5.50%, 1/15/2036 [a],[c]	500,735
	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group,
500,000	6.38%, 2/25/2055 [a]	513,295
	Keurig Dr. Pepper, Inc.,
375,000	4.05%, 4/15/2032	360,366
	L'Oreal SA,
500,000	5.00%, 5/20/2035 [a]	508,399
	Mars, Inc.,
100,000	4.60%, 3/1/2028 [a]	100,813
50,000	5.65%, 5/1/2045 [a]	50,121
Principal Amount	Long-Term Fixed Income 100.7%	Value
Consumer Staples 4.4% – continued
	McKesson Corp.,
$500,000	4.65%, 5/30/2030	$504,074
	Pfizer Investment Enterprises Pte., Ltd.,
50,000	5.30%, 5/19/2053	47,200
	Philip Morris International, Inc.,
250,000	5.25%, 2/13/2034	254,985
375,000	4.13%, 3/4/2043	313,798
	Post Holdings, Inc.,
365,000	6.25%, 2/15/2032 [a]	375,105
	Roche Holdings, Inc.,
375,000	5.22%, 3/8/2054 [a]	363,699
	Stryker Corp.,
250,000	5.20%, 2/10/2035	254,756
	Takeda Pharmaceutical Co., Ltd.,
375,000	5.30%, 7/5/2034	380,806
	UnitedHealth Group, Inc.,
375,000	5.88%, 2/15/2053	375,720
	Total	10,982,345
Energy 2.5%
	BP Capital Markets America, Inc.,
375,000	3.00%, 3/17/2052	236,409
	Cheniere Energy Partners LP,
250,000	5.55%, 10/30/2035 [a],[c]	251,966
	Columbia Pipelines Holding Co. LLC,
375,000	5.10%, 10/1/2031 [a]	376,626
	Coterra Energy, Inc.,
500,000	5.60%, 3/15/2034	504,245
	Devon Energy Corp.,
50,000	5.20%, 9/15/2034	48,557
	Diamondback Energy, Inc.,
500,000	6.25%, 3/15/2033	532,507
	Energy Transfer LP,
375,000	5.70%, 4/1/2035	381,973
	EOG Resources, Inc.,
500,000	5.00%, 7/15/2032 [c]	506,081
	Hilcorp Energy I LP/Hilcorp Finance Co.,
395,000	6.00%, 4/15/2030 [a]	383,997
	Kinder Morgan, Inc.,
200,000	5.15%, 6/1/2030	204,204
375,000	5.45%, 8/1/2052	345,403
	ONEOK, Inc.,
500,000	6.35%, 1/15/2031	534,190
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
375,000	4.00%, 1/15/2032	349,496
	Var Energi ASA,
250,000	5.88%, 5/22/2030 [a]	256,122
	Venture Global LNG, Inc.,
255,000	7.00%, 1/15/2030 [a]	257,783
	Venture Global Plaquemines LNG LLC,
500,000	6.50%, 1/15/2034	500,000
	Williams Cos., Inc.,
500,000	4.63%, 6/30/2030	500,346
	Total	6,169,905
Financials 16.3%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
375,000	3.30%, 1/30/2032	339,746
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of June 30, 2025(unaudited)
Principal Amount	Long-Term Fixed Income 100.7%	Value
Financials 16.3% – continued
	Agree LP,
$250,000	5.60%, 6/15/2035	$254,478
	Ally Financial, Inc.,
250,000	(SOFRINDEX + 1.960%), 5.74%, 5/15/2029 [b]	254,451
375,000	(SOFRRATE + 2.820%), 6.85%, 1/3/2030 [b]	395,918
	American Express Co.,
500,000	(SOFRRATE + 1.790%), 5.67%, 4/25/2036 [b]	517,764
	American Homes 4 Rent LP,
250,000	4.95%, 6/15/2030	252,551
	American International Group, Inc.,
500,000	5.13%, 3/27/2033	508,328
	American Tower Corp.,
375,000	5.65%, 3/15/2033	390,830
375,000	5.35%, 3/15/2035	381,470
	Ameriprise Financial, Inc.,
500,000	5.20%, 4/15/2035	503,678
	Aon Corp./Aon Global Holdings plc,
500,000	5.35%, 2/28/2033	514,714
	ARES Capital Corp.,
500,000	5.50%, 9/1/2030	498,448
	ARES Strategic Income Fund,
50,000	6.35%, 8/15/2029	51,261
	Australia & New Zealand Banking Group, Ltd.,
750,000	(CMT 1Y + 1.350%), 5.82%, 6/18/2036 [a],[b]	761,768
	Aviation Capital Group LLC,
75,000	5.13%, 4/10/2030 [a]	75,708
	Avolon Holdings Funding, Ltd.,
375,000	5.75%, 11/15/2029 [a]	386,016
50,000	5.38%, 5/30/2030 [a]	50,933
	Banco Santander SA,
400,000	(CMT 1Y + 1.450%), 5.54%, 3/14/2030 [b]	412,440
	Bank of America Corp.,
850,000	(SOFRRATE + 1.000%), 5.16%, 1/24/2031 [b]	871,207
750,000	(SOFRRATE + 1.830%), 4.57%, 4/27/2033 [b]	738,053
	Bank of Nova Scotia,
500,000	(SOFRRATE + 1.440%), 4.74%, 11/10/2032 [b]	499,549
	Barclays plc,
250,000	(SOFRRATE + 1.560%), 4.94%, 9/10/2030 [b]	251,864
250,000	(CMT 1Y + 3.500%), 7.44%, 11/2/2033 [b]	283,737
50,000	(SOFRRATE + 1.910%), 5.34%, 9/10/2035 [b]	49,625
	Belrose Funding Trust II,
500,000	6.79%, 5/15/2055 [a]	511,095
	Blackstone Holdings Finance Co. LLC,
500,000	6.20%, 4/22/2033 [a]	535,976
	Blue Owl Capital Corp.,
500,000	5.95%, 3/15/2029	502,570
	Blue Owl Technology Finance Corp.,
50,000	6.10%, 3/15/2028 [a]	50,271
	BNP Paribas SA,
250,000	(SOFRRATE + 1.450%), 4.79%, 5/9/2029 [a],[b]	251,277
Principal Amount	Long-Term Fixed Income 100.7%	Value
Financials 16.3% – continued
$500,000	(SOFRRATE + 1.590%), 5.50%, 5/20/2030 [a],[b]	$513,409
50,000	(SOFRRATE + 1.620%), 5.79%, 1/13/2033 [a],[b]	52,015
	BPCE SA,
500,000	(SOFRRATE + 1.581%), 5.39%, 5/28/2031 [a],[b]	509,121
	Brown & Brown, Inc.,
750,000	6.25%, 6/23/2055	773,105
	CaixaBank SA,
500,000	(SOFRRATE + 1.140%), 4.63%, 7/3/2029 [a],[b],[c]	501,245
	Capital One Financial Corp.,
100,000	(SOFRRATE + 2.640%), 6.31%, 6/8/2029 [b]	104,970
	Citadel Securities Global Holdings LLC,
500,000	6.20%, 6/18/2035 [a]	513,012
	Citibank NA,
1,000,000	4.58%, 5/29/2027	1,005,492
	Citigroup, Inc.,
250,000	(SOFRRATE + 1.143%), 4.64%, 5/7/2028 [b]	250,663
375,000	(SOFRRATE + 1.338%), 4.54%, 9/19/2030 [b]	373,300
375,000	(SOFRRATE + 1.939%), 3.79%, 3/17/2033 [b]	350,541
	Citizens Financial Group, Inc.,
50,000	(SOFRRATE + 1.259%), 5.25%, 3/5/2031 [b]	50,670
	CME Group, Inc.,
250,000	4.40%, 3/15/2030	251,762
	Cooperatieve Rabobank UA,
500,000	(CMT 1Y + 0.920%), 4.99%, 5/27/2031 [a],[b]	506,983
	Corebridge Financial, Inc.,
500,000	6.05%, 9/15/2033	526,318
	Cousins Properties LP,
250,000	5.25%, 7/15/2030	254,724
	Credit Agricole SA,
500,000	(SOFRRATE + 1.460%), 5.22%, 5/27/2031 [a],[b]	509,324
	Deutsche Bank AG,
250,000	(SOFRRATE + 2.510%), 6.82%, 11/20/2029 [b]	266,655
250,000	(SOFRRATE + 1.720%), 5.30%, 5/9/2031 [b]	253,905
50,000	(SOFRRATE + 1.718%), 3.04%, 5/28/2032 [b]	44,855
	Encore Capital Group, Inc.,
240,000	8.50%, 5/15/2030 [a]	257,423
	ERP Operating LP,
250,000	4.65%, 9/15/2034	242,597
	Fifth Third Bancorp,
50,000	(SOFRRATE + 1.486%), 4.90%, 9/6/2030 [b]	50,555
	Fortitude Group Holdings LLC,
375,000	6.25%, 4/1/2030 [a]	385,804
	FS KKR Capital Corp.,
50,000	3.25%, 7/15/2027	47,950
	GGAM Finance, Ltd.,
355,000	8.00%, 6/15/2028 [a]	375,490
	Goldman Sachs Group, Inc.,
375,000	(SOFRRATE + 1.319%), 4.94%, 4/23/2028 [b]	377,923
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of June 30, 2025(unaudited)
Principal Amount	Long-Term Fixed Income 100.7%	Value
Financials 16.3% – continued
$250,000	(SOFRRATE + 1.380%), 5.54%, 1/28/2036 [b]	$256,372
	Goldman Sachs Private Credit Corp.,
400,000	5.88%, 5/6/2028 [a]	404,294
	HPS Corporate Lending Fund,
500,000	5.30%, 6/5/2027 [a]	500,805
	HSBC Holdings plc,
250,000	(SOFRRATE + 1.460%), 5.55%, 3/4/2030 [b]	257,438
250,000	(SOFRRATE + 1.570%), 5.24%, 5/13/2031 [b]	254,547
	HSBC USA, Inc.,
250,000	4.65%, 6/3/2028	251,972
	Invitation Homes Operating Partnership LP,
250,000	4.15%, 4/15/2032	236,651
	Iron Mountain, Inc.,
255,000	4.88%, 9/15/2029 [a]	250,517
	Jane Street Group/JSG Finance, Inc.,
245,000	6.13%, 11/1/2032 [a]	247,339
250,000	6.75%, 5/1/2033 [a]	257,051
	JPMorgan Chase & Co.,
550,000	(SOFRRATE + 0.800%), 4.92%, 1/24/2029 [b]	557,386
500,000	(SOFRRATE + 1.435%), 5.10%, 4/22/2031 [b]	512,402
500,000	(SOFRRATE + 1.260%), 2.96%, 1/25/2033 [b]	449,415
	KeyBank NA,
500,000	4.90%, 8/8/2032	482,484
	KeyCorp,
50,000	(SOFRINDEX + 2.420%), 6.40%, 3/6/2035 [b]	53,335
	Kilroy Realty LP,
250,000	2.65%, 11/15/2033	196,395
	Lloyds Banking Group plc,
500,000	(CMT 1Y + 1.600%), 6.07%, 6/13/2036 [b]	514,050
	LPL Holdings, Inc.,
500,000	5.65%, 3/15/2035	502,711
	M&T Bank Corp.,
500,000	(SOFRRATE + 1.400%), 5.18%, 7/8/2031 [b]	508,283
	Macquarie Airfinance Holdings, Ltd.,
250,000	6.40%, 3/26/2029 [a]	260,988
	Mitsubishi UFJ Financial Group, Inc.,
200,000	(CMT 1Y + 1.170%), 5.16%, 4/24/2031 [b]	204,749
	Mizuho Financial Group, Inc.,
500,000	(CMT 1Y + 0.920%), 4.71%, 7/8/2031 [b],[c]	499,937
	Morgan Stanley,
500,000	(SOFRRATE + 1.000%), 2.48%, 1/21/2028 [b]	485,325
375,000	(SOFRRATE + 1.260%), 5.66%, 4/18/2030 [b]	389,516
375,000	(SOFRRATE + 1.510%), 5.19%, 4/17/2031 [b]	384,424
250,000	(SOFRRATE + 1.757%), 5.66%, 4/17/2036 [b]	259,062
	Morgan Stanley Direct Lending Fund,
250,000	6.00%, 5/19/2030	251,457
	National Australia Bank, Ltd.,
500,000	4.31%, 6/13/2028	503,073
Principal Amount	Long-Term Fixed Income 100.7%	Value
Financials 16.3% – continued
	NatWest Group plc,
$500,000	(CMT 1Y + 1.050%), 5.12%, 5/23/2031 [b]	$508,182
	Nippon Life Insurance Co.,
250,000	(CMT 5Y + 3.189%), 6.50%, 4/30/2055 [a],[b]	258,796
	Nomura Holdings, Inc.,
500,000	4.90%, 7/1/2030 [c]	501,706
	Omega Healthcare Investors, Inc.,
250,000	3.63%, 10/1/2029	237,979
250,000	5.20%, 7/1/2030	251,403
	Omnis Funding Trust,
250,000	6.72%, 5/15/2055 [a]	259,069
	Peachtree Corners Funding Trust II,
100,000	6.01%, 5/15/2035 [a]	102,497
	Phillips Edison Grocery Center Operating Partnership I LP,
500,000	5.25%, 8/15/2032	504,737
	PNC Financial Services Group, Inc.,
500,000	(SOFRRATE + 1.333%), 4.90%, 5/13/2031 [b]	506,351
100,000	(SOFRINDEX + 1.850%), 4.63%, 6/6/2033 [b]	97,059
	Pricoa Global Funding I,
500,000	4.70%, 5/28/2030 [a]	505,561
	Regency Centers LP,
250,000	5.25%, 1/15/2034	253,640
	Reinsurance Group of America, Inc.,
500,000	5.75%, 9/15/2034	513,216
	RLJ Lodging Trust LP,
50,000	4.00%, 9/15/2029 [a]	46,657
	Royal Bank of Canada,
100,000	(SOFRINDEX + 1.080%), 4.65%, 10/18/2030 [b]	100,176
	Santander Holdings USA, Inc.,
50,000	(SOFRRATE + 1.249%), 2.49%, 1/6/2028 [b]	48,401
100,000	(SOFRRATE + 1.610%), 5.47%, 3/20/2029 [b]	101,678
	Societe Generale SA,
250,000	(CMT 1Y + 2.550%), 6.45%, 1/10/2029 [a],[b]	259,969
250,000	(SOFRRATE + 1.420%), 5.25%, 5/22/2029 [a],[b]	253,052
	State Street Corp.,
50,000	4.73%, 2/28/2030	50,758
500,000	4.83%, 4/24/2030	509,275
	Svenska Handelsbanken AB,
750,000	4.38%, 5/23/2028 [a]	756,400
	Synchrony Bank,
100,000	5.63%, 8/23/2027	101,981
	Truist Financial Corp.,
50,000	(SOFRRATE + 1.620%), 5.44%, 1/24/2030 [b]	51,499
500,000	(SOFRRATE + 1.309%), 5.07%, 5/20/2031 [b]	507,600
	U.S. Bancorp,
500,000	(SOFRRATE + 1.296%), 5.08%, 5/15/2031 [b]	510,021
	UBS Group AG,
150,000	(SOFRRATE + 3.730%), 4.19%, 4/1/2031 [a],[b]	146,886
500,000	(SOFRRATE + 3.920%), 6.54%, 8/12/2033 [a],[b]	543,843
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of June 30, 2025(unaudited)
Principal Amount	Long-Term Fixed Income 100.7%	Value
Financials 16.3% – continued
	Ventas Realty LP,
$250,000	5.10%, 7/15/2032	$252,852
	Wells Fargo & Co.,
500,000	(SOFRRATE + 1.790%), 6.30%, 10/23/2029 [b]	528,444
250,000	(SOFRRATE + 1.500%), 5.15%, 4/23/2031 [b]	256,041
300,000	(SOFRRATE + 1.500%), 3.35%, 3/2/2033 [b]	273,975
	Welltower OP LLC,
500,000	4.50%, 7/1/2030	502,367
	Total	40,679,586
Foreign Government 1.8%
	Brazil Government International Bonds,
400,000	6.63%, 3/15/2035	403,909
	Colombia Government International Bonds,
350,000	8.50%, 4/25/2035	363,118
	Costa Rica Government International Bonds,
300,000	7.00%, 4/4/2044	305,991
	Dominican Republic International Bonds,
450,000	6.95%, 3/15/2037 [a]	457,515
	Guatemala Government Bonds,
450,000	6.55%, 2/6/2037 [a]	452,790
	Ivory Coast Government International Bonds,
400,000	8.08%, 4/1/2036 [a]	384,900
	Mexico Government International Bonds,
500,000	6.00%, 5/7/2036	493,450
	Oman Government International Bonds,
250,000	6.75%, 1/17/2048 [a]	258,042
	Paraguay Government International Bonds,
350,000	6.10%, 8/11/2044	334,939
	Peru Government International Bonds,
250,000	3.00%, 1/15/2034	210,400
	Republic of Uzbekistan International Bonds,
300,000	6.95%, 5/25/2032 [a]	308,503
	Serbia International Bonds,
300,000	6.00%, 6/12/2034 [a]	302,432
	Turkiye Government International Bonds,
250,000	6.88%, 3/17/2036	241,940
	Total	4,517,929
Industrials 4.1%
	Amrize Finance U.S. LLC,
100,000	4.95%, 4/7/2030 [a]	101,340
	Axon Enterprise, Inc.,
240,000	6.25%, 3/15/2033 [a]	247,119
	BAE Systems plc,
250,000	5.30%, 3/26/2034 [a]	255,568
	Ball Corp.,
240,000	6.00%, 6/15/2029	246,042
Principal Amount	Long-Term Fixed Income 100.7%	Value
Industrials 4.1% – continued
	Boeing Co.,
$375,000	5.81%, 5/1/2050	$359,625
375,000	6.86%, 5/1/2054	410,519
	Bombardier, Inc.,
350,000	8.75%, 11/15/2030 [a]	378,903
	Burlington Northern Santa Fe LLC,
500,000	5.80%, 3/15/2056	514,509
	Canadian Pacific Railway Co.,
250,000	5.20%, 3/30/2035	253,483
	Chart Industries, Inc.,
235,000	7.50%, 1/1/2030 [a]	246,028
	Eaton Capital ULC,
250,000	4.45%, 5/9/2030	251,171
	General Dynamics Corp.,
250,000	4.95%, 8/15/2035	250,956
	Genesee & Wyoming, Inc.,
245,000	6.25%, 4/15/2032 [a]	249,991
	John Deere Capital Corp.,
500,000	4.25%, 6/5/2028, Series I	502,957
	L3Harris Technologies, Inc.,
250,000	5.25%, 6/1/2031	257,865
	Molex Electronic Technologies LLC,
150,000	4.75%, 4/30/2028 [a]	150,943
	Norfolk Southern Corp.,
250,000	4.55%, 6/1/2053	211,151
	Northrop Grumman Corp.,
250,000	5.25%, 7/15/2035	255,091
	Parker-Hannifin Corp.,
375,000	4.20%, 11/21/2034	357,141
	Quikrete Holdings, Inc.,
245,000	6.38%, 3/1/2032 [a]	251,938
	Rand Parent LLC,
50,000	8.50%, 2/15/2030 [a]	50,208
	Regal Rexnord Corp.,
250,000	6.30%, 2/15/2030	261,881
	RTX Corp.,
250,000	6.10%, 3/15/2034	270,278
	Ryder System, Inc.,
500,000	4.85%, 6/15/2030	504,604
	Siemens Funding BV,
1,000,000	4.35%, 5/26/2028 [a]	1,007,709
	Smurfit Kappa Treasury ULC,
375,000	5.44%, 4/3/2034	380,243
	Spirit AeroSystems, Inc.,
590,000	4.60%, 6/15/2028	579,964
	United Parcel Service, Inc.,
750,000	4.65%, 10/15/2030	760,329
	Waste Connections, Inc.,
250,000	4.20%, 1/15/2033	241,889
	Wrangler Holdco Corp.,
360,000	6.63%, 4/1/2032 [a]	374,782
	Total	10,184,227
Mortgage-Backed Securities 34.0%
	Federal Home Loan Mortgage Corp.,
4,345,475	5.50%, 2/1/2040	4,432,941
4,895,526	2.50%, 3/1/2052	4,110,256
3,761,159	4.00%, 10/1/2052	3,520,246
767,711	5.00%, 11/1/2052	756,051
1,162,103	5.50%, 7/1/2053	1,170,610
5,706,717	4.50%, 7/1/2053	5,478,865
4,897,793	4.00%, 11/1/2053	4,592,412
5,843,401	5.50%, 11/1/2054	5,878,896
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of June 30, 2025(unaudited)
Principal Amount	Long-Term Fixed Income 100.7%	Value
Mortgage-Backed Securities 34.0% – continued
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
$100,000	5.07%, 10/25/2028, Series K510, Class A2 [b]	$102,689
3,075,000	5.00%, 11/25/2028, Series K512, Class A2	3,153,668
250,000	5.36%, 1/25/2029, Series K517, Class A2 [b]	259,286
2,934,000	5.40%, 1/25/2029, Series K515, Class A2	3,046,849
1,120,000	4.80%, 5/25/2029, Series K522, Class A2	1,144,475
40,000	3.90%, 12/25/2030, Series K158, Class A2 [b]	39,404
1,400,000	2.07%, 1/25/2031, Series K126, Class A2	1,254,026
10,400,000	2.58%, 5/25/2032, Series K145, Class A2	9,307,336
1,720,000	3.53%, 8/25/2032, Series K149, Class A2	1,629,934
3,095,000	4.35%, 1/25/2033, Series K-154, Class A2 [b]	3,076,634
1,472,829	5.15%, 12/25/2033, Series K-162, Class A2 [b]	1,536,931
705,000	5.00%, 5/25/2034, Series K-164, Class A2	727,746
	Federal National Mortgage Association,
7,446,397	2.00%, 3/1/2052	5,969,491
6,773,945	3.50%, 5/1/2052	6,139,808
5,893,312	3.00%, 7/1/2052	5,164,182
798,929	4.00%, 6/1/2053	745,033
1,129,635	6.00%, 9/1/2054	1,148,226
	Uniform Mortgage-Backed Security, TBA,
2,000,000	4.50%, 7/1/2039	1,987,091
1,075,000	4.50%, 7/1/2054	1,028,153
6,100,000	5.00%, 7/1/2054	5,977,391
1,300,000	6.00%, 7/1/2054	1,320,960
	Total	84,699,590
Technology 2.4%
	Accenture Capital, Inc.,
375,000	4.50%, 10/4/2034	364,955
	Broadcom, Inc.,
375,000	3.42%, 4/15/2033 [a]	340,098
375,000	3.50%, 2/15/2041 [a]	297,206
	Dell International LLC/EMC Corp.,
375,000	4.75%, 4/1/2028	379,389
250,000	4.85%, 2/1/2035	241,249
	Fiserv, Inc.,
450,000	3.50%, 7/1/2029	433,485
	Foundry JV Holdco LLC,
375,000	5.88%, 1/25/2034 [a]	381,048
	Micron Technology, Inc.,
250,000	5.65%, 11/1/2032	259,870
250,000	5.88%, 2/9/2033	260,711
	Open Text Holdings, Inc.,
415,000	4.13%, 12/1/2031 [a]	382,095
	Oracle Corp.,
375,000	5.55%, 2/6/2053	352,640
	Paychex, Inc.,
375,000	5.10%, 4/15/2030	384,068
Principal Amount	Long-Term Fixed Income 100.7%	Value
Technology 2.4% – continued
	QUALCOMM, Inc.,
$750,000	4.50%, 5/20/2030	$757,941
	Roper Technologies, Inc.,
375,000	4.90%, 10/15/2034	369,811
	Synopsys, Inc.,
400,000	5.15%, 4/1/2035	403,176
	Texas Instruments, Inc.,
500,000	4.50%, 5/23/2030	505,344
	Total	6,113,086
U.S. Government & Agencies 17.3%
	U.S. Treasury Bonds,
9,940,000	1.88%, 2/15/2041	6,836,856
4,675,000	4.63%, 11/15/2044	4,576,387
6,645,000	3.00%, 8/15/2048	4,914,445
8,580,000	4.50%, 11/15/2054	8,176,472
	U.S. Treasury Notes,
1,540,000	4.13%, 1/31/2027	1,547,038
7,950,000	4.25%, 2/15/2028	8,057,449
3,875,000	4.25%, 1/31/2030	3,951,440
5,000,000	4.00%, 5/31/2030	5,048,438
	Total	43,108,525
Utilities 2.9%
	American Electric Power Co., Inc.,
250,000	3.25%, 3/1/2050	163,149
	Capital Power U.S. Holdings, Inc.,
500,000	5.26%, 6/1/2028 [a]	506,773
	DTE Energy Co.,
375,000	5.20%, 4/1/2030	383,732
	Duke Energy Corp.,
600,000	5.80%, 6/15/2054	585,837
375,000	(CMT 5Y + 2.588%), 6.45%, 9/1/2054 [b]	385,430
	Eskom Holdings SOC, Ltd.,
350,000	6.35%, 8/10/2028 [a]	353,500
	Evergy Kansas Central, Inc.,
375,000	4.70%, 3/13/2028	379,233
	Exelon Corp.,
375,000	5.88%, 3/15/2055	374,159
	FirstEnergy Corp.,
500,000	4.85%, 7/15/2047, Series C	424,862
	Florida Power & Light Co.,
375,000	5.30%, 6/15/2034	386,526
	Georgia Power Co.,
375,000	4.85%, 3/15/2031	383,136
	NiSource, Inc.,
250,000	5.35%, 7/15/2035	252,051
375,000	4.38%, 5/15/2047	308,289
	NRG Energy, Inc.,
375,000	5.25%, 6/15/2029 [a]	372,947
	Pacific Gas & Electric Co.,
375,000	4.55%, 7/1/2030	366,009
	Public Service Enterprise Group, Inc.,
375,000	4.90%, 3/15/2030	381,441
	San Diego Gas & Electric Co.,
375,000	5.40%, 4/15/2035	382,915
	Xcel Energy, Inc.,
500,000	4.75%, 3/21/2028	504,854
375,000	3.50%, 12/1/2049	256,829
	Total	7,151,672
	Total Long-Term Fixed Income (Cost $246,590,801)	250,695,432
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of June 30, 2025(unaudited)

Shares or Principal Amount	Short-Term Investments 4.9%	Value
	State Street Institutional U.S. Government Money Market Fund - Premier Class,
11,660,030	4.27% [e]	$11,660,029
	U.S. Treasury Bills,
400,000	4.32%, 8/7/2025 [e],[f]	398,253
200,000	4.33%, 8/7/2025 [e],[f]	199,126
	Total Short-Term Investments (Cost $12,257,401)	12,257,408
	Total Investments (Cost $258,848,202) 105.6%	$262,952,840
	Other Assets and Liabilities, Net (5.6%)	(13,937,255)
	Total Net Assets 100.0%	$249,015,585

a
Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2025, the value of these investments was $46,005,143 or 18.5% of total net assets.

b
Denotes variable rate securities. The rate shown is as of June 30,
2025. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description.
The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Denotes investments purchased on a when-issued or delayed- delivery basis.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2025.
e	The interest rate shown reflects the yield.
f	At June 30, 2025, $257,869 of investments were segregated to cover exposure to a counterparty for margin on open mortgage- backed security transactions.

Definitions:
CLO	–	Collateralized Loan Obligation
CME	–	Chicago Mercantile Exchange
plc	–	Public Limited Company

Reference Rate Index:
CMT 1Y	–	Constant Maturity Treasury Yield 1 Year
CMT 5Y	–	Constant Maturity Treasury Yield 5 Year
SOFRINDEX	–	Secured Overnight Financing Rate Compounded Index
SOFRRATE	–	Secured Overnight Financing Rate
TSFR3M	–	CME Term SOFR 3 Month
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Thrivent Core Plus Bond ETF's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	9,351,575	—	9,351,575	—
Basic Materials	4,552,752	—	4,552,752	—
Collateralized Mortgage Obligations	6,201,758	—	6,201,758	—
Commercial Mortgage-Backed Securities	1,642,214	—	1,642,214	—
Communication Services	5,450,380	—	5,450,380	—
Consumer Discretionary	9,889,888	—	9,889,888	—
Consumer Staples	10,982,345	—	10,982,345	—
Energy	6,169,905	—	6,169,905	—
Financials	40,679,586	—	40,679,586	—
Foreign Government	4,517,929	—	4,517,929	—
Industrials	10,184,227	—	10,184,227	—
Mortgage-Backed Securities	84,699,590	—	84,699,590	—
Technology	6,113,086	—	6,113,086	—
U.S. Government & Agencies	43,108,525	—	43,108,525	—
Utilities	7,151,672	—	7,151,672	—
Short-Term Investments	12,257,408	11,660,029	597,379	—
Total Investments at Value	$262,952,840	$11,660,029	$251,292,811	$—
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Small-Mid Cap Equity ETF

Schedule of Investments as of June 30, 2025(unaudited)

Shares	Common Stock 95.1%	Value
Consumer Discretionary 14.6%
19,560	Burlington Stores, Inc. [a]	$4,550,438
62,661	Champion Homes, Inc. [a]	3,923,205
20,012	Group 1 Automotive, Inc.	8,739,441
32,396	Installed Building Products, Inc.	5,841,647
100,526	Modine Manufacturing Co. [a]	9,901,811
11,024	Murphy USA, Inc.	4,484,563
1,063	NVR, Inc. [a]	7,850,957
89,445	Patrick Industries, Inc.	8,253,090
92,609	SharkNinja, Inc. [a]	9,167,365
116,846	Tractor Supply Co.	6,165,963
	Total	68,878,480
Consumer Staples 5.8%
37,537	BJ's Wholesale Club Holdings, Inc. [a]	4,047,615
15,314	Casey's General Stores, Inc.	7,814,275
93,395	Turning Point Brands, Inc.	7,076,539
110,040	U.S. Foods Holding Corp. [a]	8,474,180
	Total	27,412,609
Financials 12.3%
37,861	ARES Management Corp. Class A	6,557,525
91,936	Banner Corp.	5,897,694
125,898	Enterprise Financial Services Corp.	6,936,980
37,862	Federal Agricultural Mortgage Corp. Class C	7,355,829
9,824	Kinsale Capital Group, Inc.	4,753,834
172,346	OneMain Holdings, Inc.	9,823,722
38,640	Raymond James Financial, Inc.	5,926,217
111,259	Synovus Financial Corp.	5,757,653
91,636	Triumph Financial, Inc. [a]	5,050,060
	Total	58,059,514
Health Care 8.8%
121,461	Bio-Techne Corp.	6,249,168
90,355	Centene Corp. [a]	4,904,469
62,872	HealthEquity, Inc. [a]	6,586,471
40,209	Labcorp Holdings, Inc.	10,555,265
49,767	Merit Medical Systems, Inc. [a]	4,652,219
34,495	STERIS plc	8,286,389
	Total	41,233,981
Industrials 25.2%
41,168	Advanced Drainage Systems, Inc.	4,728,557
52,668	Arcosa, Inc.	4,566,842
163,424	Atmus Filtration Technologies, Inc.	5,951,902
273,463	CECO Environmental Corp. [a]	7,741,738
21,158	Clean Harbors, Inc. [a]	4,891,306
163,903	Core & Main, Inc. Class A [a]	9,891,546
83,327	Federal Signal Corp.	8,867,659
74,726	FTAI Aviation, Ltd.	8,596,479
376,033	Gates Industrial Corp. plc [a]	8,660,040
23,988	IES Holdings, Inc. [a]	7,105,965
31,244	JB Hunt Transport Services, Inc.	4,486,638
95,906	Limbach Holdings, Inc. [a]	13,436,431
107,239	nVent Electric plc	7,855,257
17,300	Quanta Services, Inc.	6,540,784
102,769	REV Group, Inc.	4,890,777
28,101	Ryder System, Inc.	4,468,059
91,391	WNS Holdings, Ltd. [a]	5,779,567
	Total	118,459,547
Shares	Common Stock 95.1%	Value
Information Technology 16.4%
115,667	Bel Fuse, Inc. Class B	$11,299,509
87,682	Celestica, Inc. [a]	13,688,037
74,389	Climb Global Solutions, Inc.	7,952,928
69,188	Coherent Corp. [a]	6,172,261
244,220	I3 Verticals, Inc. Class A [a]	6,711,166
398,793	Kyndryl Holdings, Inc. [a]	16,733,354
37,116	Littelfuse, Inc.	8,415,311
20,057	Zebra Technologies Corp. Class A [a]	6,184,777
	Total	77,157,343
Materials 7.1%
279,845	Element Solutions, Inc.	6,338,489
43,934	Hawkins, Inc.	6,243,022
124,393	International Paper Co.	5,825,324
53,723	Knife River Corp. [a]	4,385,946
16,053	Reliance, Inc.	5,039,037
41,832	Steel Dynamics, Inc.	5,354,914
	Total	33,186,732
Real Estate 1.2%
44,173	Colliers International Group, Inc.	5,766,343
	Total	5,766,343
Utilities 3.7%
355,742	MDU Resources Group, Inc.	5,930,219
153,110	NiSource, Inc.	6,176,458
17,922	Talen Energy Corp. [a]	5,211,180
	Total	17,317,857
	Total Common Stock (Cost $381,052,634)	447,472,406

Shares or Principal Amount	Short-Term Investments 4.9%	Value
23,198,039	State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.27% [b]	23,198,039
	Total Short-Term Investments (Cost $23,198,039)	23,198,039
	Total Investments (Cost $404,250,673) 100.0%	470,670,445
	Other Assets and Liabilities, Net (0.0%) *	(88,712)
	Total Net Assets 100.0%	$470,581,733

*	Amount is less than 0.05% of net assets.

a	Non-income producing security.
b	The interest rate shown reflects the yield.

Definitions:
plc	–	Public Limited Company
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Small-Mid Cap Equity ETF

Schedule of Investments as of June 30, 2025(unaudited)
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Thrivent Small-Mid Cap Equity ETF's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	$68,878,480	$68,878,480	$—	$—
Consumer Staples	27,412,609	27,412,609	—	—
Financials	58,059,514	58,059,514	—	—
Health Care	41,233,981	41,233,981	—	—
Industrials	118,459,547	118,459,547	—	—
Information Technology	77,157,343	77,157,343	—	—
Materials	33,186,732	33,186,732	—	—
Real Estate	5,766,343	5,766,343	—	—
Utilities	17,317,857	17,317,857	—	—
Short-Term Investments	23,198,039	23,198,039	—	—
Total Investments at Value	$470,670,445	$470,670,445	$—	$—
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of June 30, 2025(unaudited)

Principal Amount	Long-Term Fixed Income 99.9%	Value
Asset-Backed Securities 19.5%
	Affirm Asset Securitization Trust,
$55,718	6.27%, 5/15/2029, Series 2024-X1, Class A [a]	$55,763
161,625	5.22%, 12/17/2029, Series 2024- X2, Class A [a]	161,706
461,681	5.08%, 4/15/2030, Series 2025-X1, Class A [a]	462,114
	American Credit Acceptance Receivables Trust,
239,574	4.81%, 9/12/2028, Series 2025-2, Class A [a]	239,619
	American Heritage Auto Receivables Trust,
110,000	4.90%, 9/17/2029, Series 2024-1A, Class A3 [a]	110,024
	American Homes 4 Rent Trust,
375,055	3.73%, 10/17/2052, Series 2015- SFR2, Class A [a]	373,411
381,000	4.69%, 10/17/2052, Series 2015- SFR2, Class C [a]	379,714
	AmeriCredit Automobile Receivables Trust,
600,108	2.77%, 4/19/2027, Series 2022-1, Class B	597,861
	AMSR Trust,
494,000	3.28%, 7/17/2037, Series 2020- SFR2, Class D [a]	492,840
	Amur Equipment Finance Receivables XI LLC,
377,201	5.30%, 6/21/2028, Series 2022-2A, Class A2 [a]	377,974
	Anchorage Capital CLO 8, Ltd.,
250,000	(TSFR3M + 1.462%), 5.74%, 10/27/2034, Series 2016-8A, Class AR2A [a],[b]	250,308
	Annisa CLO, Ltd.,
350,000	(TSFR3M + 1.500%), 5.77%, 7/20/2031, Series 2016-2A, Class BRR [a],[b]	350,019
	Apidos CLO XV, Ltd.,
67,952	(TSFR3M + 1.272%), 5.54%, 4/20/2031, Series 2013-15A, Class A1RR [a],[b]	67,986
	Ares LII CLO, Ltd.,
307,652	(TSFR3M + 0.880%), 5.15%, 4/22/2031, Series 2019-52A, Class A1RR [a],[b]	307,253
	ARES LXXI CLO, Ltd.,
240,000	(TSFR3M + 1.700%), 5.97%, 4/20/2037, Series 2024-71A, Class A2 [a],[b]	240,569
	Ares XXXIV CLO, Ltd.,
250,000	(TSFR3M + 1.320%), 5.60%, 4/17/2033, Series 2015-2A, Class AR3 [a],[b]	250,530
	Ares XXXVII CLO, Ltd.,
134,800	(TSFR3M + 1.080%), 5.34%, 10/15/2030, Series 2015-4A, Class A1RR [a],[b]	134,762
	ARI Fleet Lease Trust,
89,779	3.43%, 1/15/2031, Series 2022-A, Class A3 [a]	89,599
57,778	5.41%, 2/17/2032, Series 2023-A, Class A2 [a]	57,881
Principal Amount	Long-Term Fixed Income 99.9%	Value
Asset-Backed Securities 19.5% – continued
	Atlas Senior Loan Fund XIII,
$106,685	(TSFR3M + 1.342%), 5.61%, 4/22/2031, Series 2019-13A, Class A1NR [a],[b]	$106,720
	AutoNation Finance Trust,
250,000	4.72%, 4/10/2028, Series 2025-1A, Class A2 [a]	250,250
	Avis Budget Rental Car Funding AESOP LLC,
650,000	2.02%, 2/20/2027, Series 2020-2A, Class A [a]	642,513
500,000	1.63%, 8/20/2027, Series 2021-1A, Class B [a]	484,977
500,000	1.66%, 2/20/2028, Series 2021-2A, Class A [a]	480,312
290,000	5.44%, 2/22/2028, Series 2023-3A, Class A [a]	293,612
	Barings CLO, Ltd.,
92,461	(TSFR3M + 1.252%), 5.52%, 1/20/2031, Series 2015-IA, Class AR [a],[b]	92,481
89,969	(TSFR3M + 1.212%), 5.47%, 4/15/2031, Series 2018-1A, Class A1 [a],[b]	89,987
	Barings Loan Partners CLO, Ltd.,
400,000	(TSFR3M + 0.950%), 5.22%, 7/20/2033, Series LP-3A, Class AR2A [a],[b]	398,286
	BHG Securitization Trust,
131,757	1.42%, 11/17/2033, Series 2021-A, Class A [a]	129,474
	BOF VII AL Funding Trust I,
90,493	6.29%, 7/26/2032, Series 2023- CAR3, Class A2 [a]	91,990
	Carlyle Global Market Strategies CLO, Ltd.,
377,473	(TSFR3M + 1.242%), 5.51%, 7/20/2031, Series 2015-1A, Class AR3 [a],[b]	378,022
	CarMax Auto Owner Trust,
30,739	3.49%, 2/16/2027, Series 2022-2, Class A3	30,668
200,000	0.82%, 4/15/2027, Series 2021-4, Class A4	196,955
	CarVal CLO III, Ltd.,
246,598	(TSFR3M + 0.990%), 5.26%, 7/20/2032, Series 2019-2A, Class AR2A [a],[b]	246,718
	Carval CLO X-C, Ltd.,
250,000	(TSFR3M + 1.460%), 5.73%, 7/20/2037, Series 2024-2A, Class A [a],[b]	250,690
	Carvana Auto Receivables Trust,
218,786	1.03%, 6/10/2027, Series 2021-P3, Class A4	215,291
	CCG Receivables Trust,
250,000	4.48%, 10/14/2032, Series 2025-1, Class A2 [a]	250,494
	CoreVest American Finance, Ltd.,
365,000	1.71%, 12/15/2052, Series 2020-4, Class B [a]	357,378
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of June 30, 2025(unaudited)
Principal Amount	Long-Term Fixed Income 99.9%	Value
Asset-Backed Securities 19.5% – continued
	Crestline Denali CLO XV, Ltd.,
$12,567	(TSFR3M + 1.292%), 5.56%, 4/20/2030, Series 2017-1A, Class AR [a],[b]	$12,569
	Daimler Trucks Retail Trust,
2,390	5.23%, 2/17/2026, Series 2022-1, Class A3	2,391
	Dell Equipment Finance Trust,
500,000	4.68%, 7/22/2027, Series 2025-1, Class A2 [a]	501,993
	Dext ABS LLC,
210,032	6.56%, 5/15/2034, Series 2023-2, Class A2 [a]	211,776
	Dryden 55 CLO, Ltd.,
428,192	(TSFR3M + 1.282%), 5.54%, 4/15/2031, Series 2018-55A, Class A1 [a],[b]	428,325
	Dryden 78 CLO, Ltd.,
240,000	(TSFR3M + 1.730%), 6.01%, 4/17/2037, Series 2020-78A, Class A2R [a],[b]	240,459
	Dryden XXVI Senior Loan Fund,
144,989	(TSFR3M + 1.162%), 5.42%, 4/15/2029, Series 2013-26A, Class AR [a],[b]	145,141
	Eaton Vance CLO, Ltd.,
264,000	(TSFR3M + 1.510%), 5.77%, 7/15/2037, Series 2019-1A, Class AR2A [a],[b]	264,729
	Enterprise Fleet Financing LLC,
111,070	5.23%, 3/20/2030, Series 2024-1, Class A2 [a]	111,868
	Exeter Automobile Receivables Trust,
600,000	4.45%, 3/15/2028, Series 2024-5A, Class A3	598,880
228,822	6.32%, 5/15/2028, Series 2022-6A, Class C	229,907
300,000	6.21%, 6/15/2028, Series 2023-3A, Class C	302,048
500,000	5.57%, 9/15/2028, Series 2024-3A, Class B	503,134
	First Investors Auto Owner Trust,
250,000	3.13%, 5/15/2028, Series 2022-1A, Class C [a]	248,151
299,400	6.44%, 10/16/2028, Series 2023- 1A, Class A [a]	302,237
	FirstKey Homes Trust,
94,244	1.34%, 8/17/2037, Series 2020- SFR1, Class A [a]	93,568
367,000	1.74%, 8/17/2037, Series 2020- SFR1, Class B [a]	364,234
355,000	2.24%, 8/17/2037, Series 2020- SFR1, Class D [a]	352,366
244,990	1.27%, 10/19/2037, Series 2020- SFR2, Class A [a]	241,887
305,027	4.25%, 7/17/2038, Series 2022- SFR3, Class A [a]	303,026
322,010	1.54%, 8/17/2038, Series 2021- SFR1, Class A [a]	311,155
750,000	1.79%, 8/17/2038, Series 2021- SFR1, Class B [a]	724,869
Principal Amount	Long-Term Fixed Income 99.9%	Value
Asset-Backed Securities 19.5% – continued
	Flatiron CLO 21, Ltd.,
$250,000	(TSFR3M + 1.360%), 5.63%, 10/19/2037, Series 2021-1A, Class A1R [a],[b]	$251,347
	Ford Credit Auto Owner Trust,
397,087	1.56%, 5/15/2027, Series 2022-A, Class A4	393,263
133,000	5.30%, 3/15/2028, Series 2022-D, Class A4	134,313
100,000	1.61%, 10/17/2033, Series 2021-1, Class B [a]	97,507
	Galaxy XXVI CLO, Ltd.,
348,125	(TSFR3M + 1.170%), 5.50%, 11/22/2031, Series 2018-26A, Class AR [a],[b]	348,682
	GreatAmerica Leasing Receivables Funding LLC,
20,000	4.52%, 10/15/2027, Series 2025-1, Class A2 [a]	20,024
	GreenSky Home Improvement Issuer Trust,
90,683	5.12%, 3/25/2060, Series 2025-1A, Class A2 [a]	90,846
	Hertz Vehicle Financing III LLC,
240,000	6.15%, 3/25/2030, Series 2023-4A, Class A [a]	250,251
	Hertz Vehicle Financing III LP,
100,000	2.12%, 12/27/2027, Series 2021- 2A, Class B [a]	95,617
	Hertz Vehicle Financing LLC,
325,000	6.56%, 9/25/2026, Series 2022-4A, Class D [a]	324,975
	Hilton Grand Vacations Trust,
26,038	5.75%, 9/15/2039, Series 2024-1B, Class A [a]	26,464
	Home Partners of America Trust,
163,186	2.30%, 12/17/2026, Series 2021-2, Class B [a]	157,094
	HPEFS Equipment Trust,
140,000	6.48%, 1/21/2031, Series 2023-2A, Class C [a]	141,242
	Jamestown CLO XI, Ltd.,
147,386	(TSFR3M + 1.362%), 5.60%, 7/14/2031, Series 2018-11A, Class A1 [a],[b]	147,431
	KKR CLO 11, Ltd.,
71,498	(TSFR3M + 1.442%), 5.70%, 1/15/2031, Series 11, Class AR [a],[b]	71,543
	KKR CLO 18, Ltd.,
210,444	(TSFR3M + 1.202%), 5.47%, 7/18/2030, Series 18, Class AR [a],[b]	210,445
	KKR CLO 9, Ltd.,
31,519	(TSFR3M + 1.212%), 5.47%, 7/15/2030, Series 9, Class AR2 [a],[b]	31,523
	LCM 29, Ltd.,
165,728	(TSFR3M + 1.332%), 5.59%, 4/15/2031, Series 29A, Class AR [a],[b]	165,728
	LCM XVIII LP,
108,772	(TSFR3M + 1.282%), 5.55%, 4/20/2031, Series 18A, Class A1R [a],[b]	108,790
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of June 30, 2025(unaudited)
Principal Amount	Long-Term Fixed Income 99.9%	Value
Asset-Backed Securities 19.5% – continued
	Madison Park Funding XXIII, Ltd.,
$411,265	(TSFR3M + 1.232%), 5.51%, 7/27/2031, Series 2017-23A, Class AR [a],[b]	$411,676
	Madison Park Funding XXIV, Ltd.,
500,000	(TSFR3M + 1.550%), 5.82%, 10/20/2029, Series 2016-24A, Class BR2 [a],[b]	500,125
	Marathon CLO XIII, Ltd.,
320,933	(TSFR3M + 1.200%), 5.46%, 4/15/2032, Series 2019-1A, Class AAR2 [a],[b]	320,936
	Marlette Funding Trust,
38,083	5.95%, 7/17/2034, Series 2024-1A, Class A [a]	38,139
	Master Credit Card Trust II,
600,000	(SOFR30A + 0.850%), 5.15%, 1/21/2027, Series 2023-2A, Class A [a],[b]	599,747
	Neuberger Berman Loan Advisers CLO 35, Ltd.,
250,000	(TSFR3M + 1.050%), 5.32%, 1/19/2033, Series 2019-35A, Class ARR [a],[b]	249,606
	Neuberger Berman Loan Advisers CLO, Ltd.,
370,000	(TSFR3M + 1.150%), 5.43%, 7/25/2035, Series 2022-49A, Class AR [a],[b]	370,167
	Newark BSL CLO 2, Ltd.,
110,437	(TSFR3M + 1.232%), 5.51%, 7/25/2030, Series 2017-1A, Class A1R [a],[b]	110,458
	Nissan Auto Receivables Owner Trust,
100,313	5.47%, 12/15/2026, Series 2024-A, Class A2A	100,505
	Northwoods Capital XII-B, Ltd.,
267,698	(TSFR3M + 1.190%), 5.51%, 6/15/2031, Series 2018-12BA, Class AR [a],[b]	267,389
	OCCU Auto Receivables Trust,
400,000	6.29%, 9/17/2029, Series 2023-1A, Class A4 [a]	409,442
	Octagon Investment Partners 36, Ltd.,
370,172	(TSFR3M + 1.232%), 5.49%, 4/15/2031, Series 2018-1A, Class A1 [a],[b]	370,172
	Octagon Investment Partners 39, Ltd.,
317,597	(TSFR3M + 1.150%), 5.42%, 10/20/2030, Series 2018-3A, Class AR [a],[b]	317,595
	OneMain Financial Issuance Trust,
550,000	1.75%, 9/14/2035, Series 2020-2A, Class A [a]	536,227
	Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust,
585,470	6.09%, 11/15/2031, Series 2024-6, Class A [a]	589,247
	Palmer Square Loan Funding, Ltd.,
78,318	(TSFR3M + 1.062%), 5.32%, 10/15/2029, Series 2021-4A, Class A1 [a],[b]	78,319
Principal Amount	Long-Term Fixed Income 99.9%	Value
Asset-Backed Securities 19.5% – continued
$384,567	(TSFR3M + 1.050%), 5.31%, 10/15/2032, Series 2024-1A, Class A1 [a],[b]	$384,302
250,000	(TSFR3M + 1.400%), 5.70%, 7/15/2033, Series 2025-2A, Class A2 [a],[b],[c]	250,000
	Rad CLO 14, Ltd.,
250,000	(TSFR3M + 1.432%), 5.69%, 1/15/2035, Series 2021-14A, Class A [a],[b]	250,324
	Rad CLO 4, Ltd.,
205,296	(TSFR3M + 1.230%), 5.51%, 4/25/2032, Series 2019-4A, Class AR [a],[b]	205,461
	Republic Finance Issuance Trust,
294,452	2.30%, 12/22/2031, Series 2021-A, Class A [a]	292,702
	Santander Bank Auto Credit-Linked Notes,
250,000	4.97%, 1/18/2033, Series 2024-B, Class B [a]	250,612
38,593	6.49%, 6/15/2033, Series 2023-A, Class B [a]	38,717
	Santander Drive Auto Receivables Trust,
96,622	4.98%, 2/15/2028, Series 2023-1, Class B	96,668
	SFS Auto Receivables Securitization Trust,
130,472	5.35%, 6/21/2027, Series 2024-1A, Class A2 [a]	130,544
	Shackleton CLO, Ltd.,
62,095	(TSFR3M + 1.362%), 5.66%, 5/7/2031, Series 2014-5RA, Class A [a],[b]	62,130
	SLM Private Credit Student Loan Trust,
162,266	(TSFR3M + 0.662%), 4.98%, 6/15/2033, Series 2004-A, Class A3 [b]	161,599
	SMB Private Education Loan Trust,
59,672	(TSFR1M + 0.864%), 5.18%, 10/15/2035, Series 2017-B, Class A2B [a],[b]	59,572
	Symphony CLO XV, Ltd.,
383,048	(TSFR3M + 1.100%), 5.36%, 1/16/2032, Series 2018-20A, Class AR2A [a],[b]	383,051
268,138	(TSFR3M + 1.342%), 5.62%, 1/17/2032, Series 2014-15A, Class AR3 [a],[b]	268,458
	THL Credit Wind River CLO, Ltd.,
551,002	(TSFR3M + 1.200%), 5.47%, 10/20/2030, Series 2015-1A, Class A1R3 [a],[b]	551,553
	Tiaa CLO III, Ltd.,
153,768	(TSFR3M + 1.412%), 5.67%, 1/16/2031, Series 2017-2A, Class A [a],[b]	153,855
	TIAA CLO IV, Ltd.,
187,277	(TSFR3M + 1.140%), 5.41%, 1/20/2032, Series 2018-1A, Class A1AR [a],[b]	187,362
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of June 30, 2025(unaudited)
Principal Amount	Long-Term Fixed Income 99.9%	Value
Asset-Backed Securities 19.5% – continued
	Tricolor Auto Securitization Trust,
$500,000	5.12%, 1/16/2029, Series 2025-2A, Class A [a]	$500,538
	Tricon American Homes,
365,000	2.05%, 7/17/2038, Series 2020- SFR1, Class B [a]	353,693
	Tricon Residential Trust,
750,000	2.24%, 7/17/2038, Series 2021- SFR1, Class B [a]	730,110
259,135	3.86%, 4/17/2039, Series 2022- SFR1, Class A [a]	255,487
249,571	(TSFR1M + 1.100%), 5.41%, 3/17/2042, Series 2025-SFR1, Class A [a],[b]	249,610
	Venture 37 CLO, Ltd.,
87,739	(TSFR3M + 1.250%), 5.51%, 7/15/2032, Series 2019-37A, Class A1RR [a],[b]	87,796
	Venture 42 CLO, Ltd.,
250,000	(TSFR3M + 1.392%), 5.65%, 4/15/2034, Series 2021-42A, Class A1A [a],[b]	250,170
	Venture XXVIII CLO, Ltd.,
116,810	(TSFR3M + 1.252%), 5.52%, 7/20/2030, Series 2017-28A, Class A1R [a],[b]	116,853
	Vibrant CLO XI, Ltd.,
176,442	(TSFR3M + 1.382%), 5.65%, 7/20/2032, Series 2019-11A, Class A1R1 [a],[b]	176,135
	Voya CLO, Ltd.,
20,025	(TSFR3M + 1.282%), 5.56%, 4/17/2030, Series 2014-2A, Class A1RR [a],[b]	20,025
398,354	(TSFR3M + 1.150%), 5.42%, 10/18/2031, Series 2016-3A, Class A1R2 [a],[b]	398,830
	World Omni Auto Receivables Trust,
200,000	1.90%, 3/15/2028, Series 2022-A, Class A4	196,729
	Total	31,881,185
Basic Materials 1.0%
	DuPont de Nemours, Inc.,
100,000	4.49%, 11/15/2025	99,849
	Ecolab, Inc.,
750,000	4.30%, 6/15/2028	755,224
	Georgia-Pacific LLC,
250,000	4.40%, 6/30/2028 [a]	251,255
	Glencore Funding LLC,
400,000	1.63%, 4/27/2026 [a]	391,001
200,000	(SOFRINDEX + 0.750%), 5.16%, 10/1/2026 [a],[b]	199,981
	Total	1,697,310
Collateralized Mortgage Obligations 1.4%
	CHNGE Mortgage Trust,
532,445	6.53%, 6/25/2058, Series 2023-2, Class A1 [a],[d]	534,409
	CSMC Trust,
113,105	3.66%, 10/25/2059, Series 2019- NQM1, Class A1 [a],[d]	111,315
Principal Amount	Long-Term Fixed Income 99.9%	Value
Collateralized Mortgage Obligations 1.4% – continued
	PRKCM Trust,
$665,403	6.60%, 2/25/2058, Series 2023- AFC1, Class A1 [a],[d]	$666,731
609,861	6.58%, 9/25/2058, Series 2023- AFC3, Class A1 [a],[d]	615,460
	Roc Mortgage Trust,
150,000	5.63%, 2/25/2040, Series 2025- RTL1, Class A1 [a],[d]	150,310
	Toorak Mortgage Trust,
200,000	5.52%, 2/25/2040, Series 2025- RRTL1, Class A1 [a],[d]	200,024
	Total	2,278,249
Commercial Mortgage-Backed Securities 1.6%
	Bank,
195,603	3.42%, 5/15/2050, Series 2017- BNK4, Class ASB	194,134
	Benchmark Mortgage Trust,
55,275	5.96%, 7/15/2056, Series 2023-V3, Class A1	56,032
	CD Mortgage Trust,
395,187	3.22%, 8/15/2050, Series 2017- CD5, Class AAB	390,998
	Citigroup Commercial Mortgage Trust,
186,220	3.05%, 4/10/2049, Series 2016- GC37, Class A3	185,043
140,445	2.98%, 11/15/2049, Series 2016- C3, Class AAB	139,539
	CSAIL Commercial Mortgage Trust,
433,933	3.76%, 11/15/2048, Series 2016- C5, Class A5	431,692
	GS Mortgage Securities Trust,
245,107	2.78%, 10/10/2049, Series 2016- GS3, Class AAB	243,409
	Morgan Stanley Bank of America Merrill Lynch Trust,
237,110	3.27%, 1/15/2049, Series 2016- C28, Class A3	235,337
	UBS Commercial Mortgage Trust,
566,271	3.26%, 8/15/2050, Series 2017-C2, Class ASB	560,133
	Wells Fargo Commercial Mortgage Trust,
199,778	3.79%, 9/15/2048, Series 2015- SG1, Class A4	199,207
	Total	2,635,524
Communication Services 0.7%
	Charter Communications Operating LLC/Charter Communications Operating Capital,
100,000	4.91%, 7/23/2025	99,993
	Cisco Systems, Inc.,
100,000	4.55%, 2/24/2028	101,322
	Discovery Communications LLC,
81,000	3.95%, 3/20/2028	77,407
	Expedia Group, Inc.,
100,000	5.00%, 2/15/2026	100,096
	Paramount Global,
250,000	2.90%, 1/15/2027	243,340
	Rogers Communications, Inc.,
400,000	3.20%, 3/15/2027	392,183
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of June 30, 2025(unaudited)
Principal Amount	Long-Term Fixed Income 99.9%	Value
Communication Services 0.7% – continued
	Sprint LLC,
$200,000	7.63%, 3/1/2026	$201,918
	Total	1,216,259
Consumer Discretionary 7.8%
	Air Canada,
400,000	3.88%, 8/15/2026 [a]	395,960
	American Honda Finance Corp.,
200,000	(SOFRRATE + 0.820%), 5.21%, 3/3/2028 [b]	200,326
	BMW U.S. Capital LLC,
200,000	(SOFRINDEX + 0.550%), 4.89%, 4/2/2026 [a],[b]	200,076
200,000	(SOFRINDEX + 0.780%), 5.19%, 3/19/2027 [a],[b]	200,149
	Delta Air Lines, Inc.,
250,000	7.38%, 1/15/2026	253,481
500,000	4.95%, 7/10/2028	502,856
	Ford Motor Credit Co. LLC,
1,100,000	6.95%, 3/6/2026	1,110,608
	General Motors Financial Co., Inc.,
450,000	5.40%, 4/6/2026	452,042
500,000	(SOFRINDEX + 1.170%), 5.53%, 4/4/2028 [b]	496,401
	Honda Motor Co., Ltd.,
1,000,000	4.44%, 7/8/2028 [c]	1,001,147
	Hyundai Capital America,
1,100,000	(SOFRRATE + 0.990%), 5.40%, 3/25/2027 [a],[b]	1,098,233
500,000	(SOFRRATE + 1.120%), 5.53%, 6/23/2027 [a],[b]	500,590
	Las Vegas Sands Corp.,
300,000	3.50%, 8/18/2026	295,940
300,000	5.63%, 6/15/2028	306,011
	O'Reilly Automotive, Inc.,
250,000	5.75%, 11/20/2026	254,430
	PACCAR Financial Corp.,
200,000	4.55%, 3/3/2028	202,859
	Royal Caribbean Cruises, Ltd.,
350,000	5.50%, 8/31/2026 [a]	351,239
	Stellantis Finance U.S., Inc.,
200,000	5.35%, 3/17/2028 [a]	201,665
	Target Corp.,
750,000	4.35%, 6/15/2028	754,508
	Toyota Motor Credit Corp.,
500,000	(SOFRRATE + 0.650%), 5.06%, 3/19/2027 [b]	500,686
250,000	(SOFRRATE + 0.710%), 5.08%, 5/14/2027 [b]	250,766
	United Airlines, Inc.,
400,000	4.38%, 4/15/2026 [a]	397,356
	Volkswagen Group of America Finance LLC,
1,100,000	1.25%, 11/24/2025 [a]	1,084,997
200,000	(SOFRRATE + 1.060%), 5.47%, 3/25/2027 [a],[b]	199,776
	Walmart, Inc.,
500,000	(SOFRINDEX + 0.430%), 4.79%, 4/28/2027 [b]	501,555
1,000,000	4.10%, 4/28/2027	1,004,233
79,000	3.76%, 3/15/2027	76,735
	Total	12,794,625
Principal Amount	Long-Term Fixed Income 99.9%	Value
Consumer Staples 8.3%
	AbbVie, Inc.,
$200,000	4.65%, 3/15/2028	$203,024
	Alcon Finance Corp.,
350,000	2.75%, 9/23/2026 [a]	342,399
	Altria Group, Inc.,
450,000	4.88%, 2/4/2028	456,143
	Amgen, Inc.,
350,000	2.60%, 8/19/2026	343,538
	BAT Capital Corp.,
350,000	3.22%, 9/6/2026	345,139
	Baxter International, Inc.,
350,000	2.60%, 8/15/2026	343,406
	Becton Dickinson & Co.,
450,000	3.70%, 6/6/2027	444,582
	Bunge, Ltd. Finance Corp.,
300,000	3.25%, 8/15/2026	296,299
	Cargill, Inc.,
500,000	0.75%, 2/2/2026 [a]	489,523
	Centene Corp.,
100,000	4.25%, 12/15/2027	98,485
	Conagra Brands, Inc.,
500,000	1.38%, 11/1/2027	466,591
	CVS Health Corp.,
50,000	3.88%, 7/20/2025	49,962
450,000	2.88%, 6/1/2026	443,138
	Danone SA,
400,000	2.95%, 11/2/2026 [a]	392,974
	Elevance Health, Inc.,
600,000	3.65%, 12/1/2027	592,880
	ERAC USA Finance LLC,
500,000	3.80%, 11/1/2025 [a]	498,712
	GE HealthCare Technologies, Inc.,
300,000	5.65%, 11/15/2027	309,083
	GlaxoSmithKline Capital plc,
700,000	(SOFRRATE + 0.500%), 4.90%, 3/12/2027 [b]	701,182
	Global Payments, Inc.,
350,000	2.15%, 1/15/2027	338,555
	HCA, Inc.,
500,000	5.00%, 3/1/2028	507,429
	Hershey Co.,
100,000	4.55%, 2/24/2028	101,265
	Imperial Brands Finance plc,
350,000	3.50%, 7/26/2026 [a]	345,853
250,000	4.50%, 6/30/2028 [a],[c]	249,970
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL,
550,000	2.50%, 1/15/2027	534,995
	Keurig Dr. Pepper, Inc.,
400,000	(SOFRRATE + 0.580%), 4.95%, 11/15/2026 [b]	400,701
	Kraft Heinz Foods Co.,
550,000	3.00%, 6/1/2026	542,821
	Laboratory Corp. of America Holdings,
400,000	1.55%, 6/1/2026	389,573
	Mars, Inc.,
200,000	4.45%, 3/1/2027 [a]	200,692
	Molson Coors Beverage Co.,
250,000	3.00%, 7/15/2026	246,280
	Mondelez International Holdings Netherlands BV,
300,000	1.25%, 9/24/2026 [a]	289,116
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of June 30, 2025(unaudited)
Principal Amount	Long-Term Fixed Income 99.9%	Value
Consumer Staples 8.3% – continued
	PayPal Holdings, Inc.,
$100,000	(SOFRRATE + 0.670%), 5.06%, 3/6/2028 [b]	$100,054
	Pernod Ricard SA,
300,000	3.25%, 6/8/2026 [a]	296,611
	Philip Morris International, Inc.,
500,000	(SOFRRATE + 0.830%), 5.19%, 4/28/2028 [b]	502,162
	Reckitt Benckiser Treasury Services plc,
400,000	3.00%, 6/26/2027 [a]	391,003
	Shire Acquisitions Investments Ireland DAC,
350,000	3.20%, 9/23/2026	345,434
	Solventum Corp.,
250,000	5.45%, 2/25/2027	254,078
	Universal Health Services, Inc.,
100,000	1.65%, 9/1/2026	96,545
	Viterra Finance BV,
350,000	2.00%, 4/21/2026 [a]	342,527
	Zimmer Biomet Holdings, Inc.,
250,000	4.70%, 2/19/2027	251,352
	Total	13,544,076
Energy 1.8%
	BP Capital Markets America, Inc.,
450,000	3.12%, 5/4/2026	445,456
	Chevron USA, Inc.,
250,000	(SOFRINDEX + 0.360%), 4.74%, 2/26/2027 [b]	250,608
	Continental Resources, Inc.,
400,000	2.27%, 11/15/2026 [a]	386,559
	EOG Resources, Inc.,
500,000	4.40%, 7/15/2028 [c]	502,887
	EQT Corp.,
500,000	6.50%, 7/1/2027 [a]	511,266
	Ovintiv, Inc.,
400,000	5.38%, 1/1/2026	400,358
	Sabine Pass Liquefaction LLC,
400,000	5.88%, 6/30/2026	402,177
	Total	2,899,311
Financials 28.0%
	ABN AMRO Bank NV,
1,000,000	4.20%, 7/7/2028 [a]	1,000,803
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
800,000	2.45%, 10/29/2026	779,421
	Aircastle, Ltd.,
450,000	4.25%, 6/15/2026	447,979
	Ally Financial, Inc.,
450,000	5.75%, 11/20/2025	451,023
100,000	(SOFRINDEX + 1.960%), 5.74%, 5/15/2029 [b]	101,780
	American Express Co.,
750,000	(SOFRRATE + 1.260%), 5.61%, 4/25/2029 [b]	756,739
	American Tower Corp.,
500,000	3.38%, 10/15/2026	493,609
	Aon North America, Inc.,
250,000	5.13%, 3/1/2027	252,947
	ARES Capital Corp.,
300,000	2.88%, 6/15/2027	289,934
Principal Amount	Long-Term Fixed Income 99.9%	Value
Financials 28.0% – continued
	Ares Strategic Income Fund,
$250,000	5.45%, 9/9/2028 [a]	$250,123
	Athene Global Funding,
150,000	5.62%, 5/8/2026 [a]	151,344
	Australia & New Zealand Banking Group, Ltd.,
1,000,000	(SOFRRATE + 0.620%), 5.03%, 6/18/2028 [a],[b]	1,000,749
	Aviation Capital Group LLC,
400,000	3.50%, 11/1/2027 [a]	389,788
	Banco Santander SA,
200,000	(SOFRRATE + 1.120%), 5.47%, 7/15/2028 [b]	200,544
	Bank of America Corp.,
500,000	(SOFRRATE + 1.110%), 5.47%, 5/9/2029 [b]	503,198
500,000	(SOFRRATE + 1.010%), 5.37%, 1/24/2031 [b]	498,245
	Bank of Montreal,
550,000	(SOFRRATE + 0.880%), 4.57%, 9/10/2027 [b]	551,262
350,000	(5 yr. USD Swap + 1.432%), 3.80%, 12/15/2032 [b]	340,899
	Bank of New York Mellon Corp.,
1,000,000	(SOFRINDEX + 0.680%), 5.07%, 6/9/2028 [b]	1,000,970
	Bank of Nova Scotia,
300,000	5.40%, 6/4/2027	306,942
	Barclays plc,
1,100,000	5.20%, 5/12/2026	1,104,961
300,000	(CMT 1Y + 3.050%), 7.33%, 11/2/2026 [b]	302,491
	Blackstone Private Credit Fund,
100,000	7.05%, 9/29/2025	100,551
250,000	2.63%, 12/15/2026	241,545
	Blackstone Secured Lending Fund,
450,000	2.75%, 9/16/2026	438,153
	Blue Owl Capital Corp.,
100,000	3.40%, 7/15/2026	98,393
	Blue Owl Credit Income Corp.,
300,000	7.75%, 9/16/2027	314,678
	Blue Owl Technology Finance Corp.,
350,000	6.10%, 3/15/2028 [a]	351,896
	BNP Paribas SA,
350,000	(SOFRRATE + 1.004%), 1.32%, 1/13/2027 [a],[b]	343,910
400,000	(5 yr. USD Swap + 1.483%), 4.38%, 3/1/2033 [a],[b]	391,818
	Boston Properties LP,
300,000	2.75%, 10/1/2026	293,365
	Brown & Brown, Inc.,
750,000	4.70%, 6/23/2028	756,327
	CaixaBank SA,
500,000	(SOFRRATE + 1.140%), 4.63%, 7/3/2029 [a],[b],[c]	501,245
	Canadian Imperial Bank of Commerce,
100,000	(SOFRRATE + 1.030%), 5.44%, 3/30/2029 [b]	100,117
	Capital One Financial Corp.,
450,000	(SOFRRATE + 0.855%), 1.88%, 11/2/2027 [b]	434,672
	Citibank NA,
500,000	4.58%, 5/29/2027	502,746
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of June 30, 2025(unaudited)
Principal Amount	Long-Term Fixed Income 99.9%	Value
Financials 28.0% – continued
	Citigroup, Inc.,
$450,000	4.45%, 9/29/2027	$450,432
500,000	(SOFRRATE + 1.143%), 5.51%, 5/7/2028 [b]	502,403
400,000	(SOFRRATE + 0.870%), 5.26%, 3/4/2029 [b]	399,336
	Commonwealth Bank of Australia,
500,000	(SOFRRATE + 0.640%), 5.05%, 3/14/2028 [a],[b]	501,573
	Cooperatieve Rabobank UA,
250,000	(SOFRRATE + 0.590%), 4.97%, 5/27/2027 [b]	250,463
300,000	(SOFRINDEX + 0.890%), 5.24%, 10/17/2029 [b]	301,395
	Corebridge Financial, Inc.,
300,000	3.65%, 4/5/2027	296,031
	Crown Castle, Inc.,
450,000	1.05%, 7/15/2026	433,400
	Deutsche Bank AG,
400,000	(SOFRRATE + 2.520%), 7.15%, 7/13/2027 [b]	410,106
250,000	(SOFRRATE + 1.210%), 5.56%, 1/10/2029 [b]	250,237
	Equitable America Global Funding,
500,000	4.65%, 6/9/2028 [a]	502,915
	Extra Space Storage LP,
300,000	3.50%, 7/1/2026	296,975
	Goldman Sachs Group, Inc.,
550,000	4.25%, 10/21/2025	549,325
1,600,000	(SOFRRATE + 1.290%), 5.64%, 4/23/2028 [b]	1,609,656
	Goldman Sachs Private Credit Corp.,
200,000	5.88%, 5/6/2028 [a]	202,147
	Golub Capital BDC, Inc.,
300,000	2.50%, 8/24/2026	291,950
	HPS Corporate Lending Fund,
250,000	5.30%, 6/5/2027 [a]	250,403
	HSBC Holdings plc,
200,000	(SOFRRATE + 1.030%), 5.42%, 3/3/2029 [b]	199,840
	HSBC USA, Inc.,
750,000	4.65%, 6/3/2028	755,916
	ING Groep NV,
200,000	(SOFRINDEX + 1.010%), 5.42%, 3/25/2029 [b]	200,131
	JPMorgan Chase & Co.,
300,000	(SOFRRATE + 0.800%), 5.15%, 1/24/2029, Series FRN [b]	299,889
	KeyCorp,
350,000	2.25%, 4/6/2027	337,496
	Lloyds Banking Group plc,
550,000	(CMT 1Y + 1.750%), 4.72%, 8/11/2026 [b]	549,771
200,000	(SOFRINDEX + 1.060%), 5.43%, 11/26/2028 [b]	200,420
500,000	(SOFRRATE + 1.060%), 5.45%, 6/13/2029 [b]	500,145
	LPL Holdings, Inc.,
350,000	4.90%, 4/3/2028	352,659
	Macquarie Airfinance Holdings, Ltd.,
350,000	5.20%, 3/27/2028 [a]	353,900
	Macquarie Group, Ltd.,
745,000	(SOFRRATE + 0.995%), 1.94%, 4/14/2028 [a],[b]	711,316
Principal Amount	Long-Term Fixed Income 99.9%	Value
Financials 28.0% – continued
	Manufacturers & Traders Trust Co.,
$750,000	(SOFRRATE + 0.950%), 4.76%, 7/6/2028 [b]	$755,204
	Morgan Stanley,
1,150,000	3.59%, 7/22/2028 [b]	1,129,870
350,000	(SOFRRATE + 1.380%), 5.73%, 4/12/2029 [b]	354,136
	National Australia Bank, Ltd.,
1,000,000	(SOFRRATE + 0.650%), 5.06%, 6/13/2028 [a],[b]	1,001,436
	National Bank of Canada,
550,000	(SOFRRATE + 0.557%), 4.70%, 3/5/2027 [b]	550,089
	National Securities Clearing Corp.,
500,000	(SOFRRATE + 0.570%), 4.94%, 5/20/2027 [a],[b]	501,048
	NatWest Group plc,
250,000	(SOFRRATE + 1.100%), 5.47%, 5/23/2029 [b]	250,088
	New York Life Global Funding,
350,000	(SOFRRATE + 0.880%), 5.23%, 4/25/2028 [a],[b]	353,048
	Omega Healthcare Investors, Inc.,
450,000	5.25%, 1/15/2026	450,222
	Pacific Life Global Funding II,
250,000	4.45%, 5/1/2028 [a]	251,967
	PNC Bank NA,
500,000	(SOFRRATE + 0.630%), 4.54%, 5/13/2027 [b]	500,251
	PNC Financial Services Group, Inc.,
650,000	(SOFRINDEX + 1.085%), 4.76%, 1/26/2027 [b]	650,951
	Reinsurance Group of America, Inc.,
350,000	3.95%, 9/15/2026	347,973
	Royal Bank of Canada,
350,000	(SOFRINDEX + 0.720%), 4.51%, 10/18/2027 [b]	350,637
250,000	(SOFRINDEX + 0.830%), 5.18%, 1/24/2029 [b]	249,551
	Santander Holdings USA, Inc.,
100,000	(SOFRRATE + 1.610%), 6.02%, 3/20/2029 [b]	100,986
	Santander U.K. Group Holdings plc,
450,000	(SOFRRATE + 2.749%), 6.83%, 11/21/2026 [b]	453,689
200,000	(SOFRRATE + 0.989%), 1.67%, 6/14/2027 [b]	194,271
	Simon Property Group LP,
350,000	3.30%, 1/15/2026	347,855
	Skandinaviska Enskilda Banken AB,
500,000	(SOFRRATE + 0.750%), 5.14%, 6/2/2028 [a],[b]	500,832
	Societe Generale SA,
250,000	(SOFRRATE + 1.410%), 5.75%, 4/13/2029 [a],[b]	250,128
	State Street Corp.,
750,000	(SOFRRATE + 0.950%), 5.30%, 4/24/2028 [b]	753,490
	Sumitomo Mitsui Financial Group, Inc.,
200,000	(SOFRRATE + 1.170%), 5.51%, 7/9/2029 [b]	201,956
	Svenska Handelsbanken AB,
250,000	4.38%, 5/23/2028 [a]	252,133
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of June 30, 2025(unaudited)
Principal Amount	Long-Term Fixed Income 99.9%	Value
Financials 28.0% – continued
	Synchrony Bank,
$450,000	5.63%, 8/23/2027	$458,913
	Toronto-Dominion Bank,
700,000	(5 yr. USD Swap + 2.205%), 3.63%, 9/15/2031 [b]	692,003
	Truist Bank,
500,000	(SOFRRATE + 0.590%), 4.67%, 5/20/2027 [b]	500,745
	Truist Financial Corp.,
450,000	(SOFRRATE + 2.050%), 6.05%, 6/8/2027 [b]	456,046
	U.S. Bancorp,
750,000	(SOFRRATE + 1.430%), 5.73%, 10/21/2026 [b]	752,515
	U.S. Bank NA,
250,000	(SOFRRATE + 0.910%), 5.28%, 5/15/2028 [b]	250,655
	UBS Group AG,
1,150,000	(SOFRINDEX + 0.980%), 1.31%, 2/2/2027 [a],[b]	1,128,306
	VICI Properties LP/VICI Note Co., Inc.,
350,000	4.50%, 9/1/2026 [a]	349,036
	Wells Fargo & Co.,
550,000	4.10%, 6/3/2026	547,802
1,000,000	(SOFRRATE + 1.370%), 5.72%, 4/23/2029 [b]	1,012,486
	Westpac Banking Corp.,
650,000	(5 yr. USD SOFR ICE Swap + 2.236%), 4.32%, 11/23/2031 [b]	645,718
	Weyerhaeuser Co.,
100,000	4.75%, 5/15/2026	100,196
	Total	45,651,629
Industrials 3.7%
	Amphenol Corp.,
500,000	4.38%, 6/12/2028	503,482
	Amrize Finance U.S. LLC,
200,000	4.60%, 4/7/2027 [a]	200,810
	BAE Systems plc,
400,000	5.00%, 3/26/2027 [a]	404,599
	Boeing Co.,
500,000	3.10%, 5/1/2026	493,355
450,000	3.25%, 2/1/2028	436,471
	Caterpillar Financial Services Corp.,
250,000	(SOFRRATE + 0.520%), 4.91%, 3/3/2028 [b]	250,258
	Howmet Aerospace, Inc.,
400,000	5.90%, 2/1/2027	409,520
	John Deere Capital Corp.,
750,000	(SOFRRATE + 0.400%), 4.71%, 1/5/2027 [b]	750,322
200,000	(SOFRRATE + 0.500%), 4.89%, 3/6/2028 [b]	199,753
	L3Harris Technologies, Inc.,
500,000	3.85%, 12/15/2026	497,033
	Molex Electronic Technologies LLC,
250,000	4.75%, 4/30/2028 [a]	251,572
	Northrop Grumman Corp.,
350,000	3.25%, 1/15/2028	341,934
	Regal Rexnord Corp.,
450,000	6.05%, 2/15/2026	452,602
	Siemens Funding BV,
500,000	4.35%, 5/26/2028 [a]	503,854
Principal Amount	Long-Term Fixed Income 99.9%	Value
Industrials 3.7% – continued
	Spirit AeroSystems, Inc.,
$300,000	4.60%, 6/15/2028	$294,897
	Total	5,990,462
Mortgage-Backed Securities 3.8%
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
768,795	3.31%, 9/25/2025, Series K051, Class A2	765,452
353,994	3.00%, 12/25/2025, Series K053, Class A2	351,255
	Federal Home Loan Mortgage Corp. REMICS,
279,289	(SOFR30A + 0.614%), 4.92%, 1/15/2032, Series 3218, Class FN [b]	277,901
321,070	1.50%, 5/15/2032, Series 4224, Class KA	316,079
497,891	3.00%, 4/15/2034, Series 4482, Class CA	490,998
88,164	4.00%, 9/15/2039, Series 3786, Class ED	87,878
	Federal National Mortgage Association,
477,172	2.50%, 8/1/2032	466,953
	Federal National Mortgage Association REMICS,
110,164	1.50%, 9/25/2027, Series 100, Class BA	107,374
1,031,251	2.25%, 7/25/2028, Series 2013-73, Class BL	1,011,282
93,593	3.50%, 1/25/2035, Series 2014-53, Class VB	93,012
396,463	(SOFR30A + 0.414%), 4.72%, 11/25/2036, Series 2006-108, Class FB [b]	392,905
286,544	3.00%, 8/25/2043, Series 2016-99, Class H	283,077
	Government National Mortgage Association REMICS,
269,464	3.50%, 9/20/2042, Series 2013-91, Class PB	266,901
1,265,543	(TSFR1M + 0.314%), 4.63%, 9/20/2043, Series 2013-135, Class FM [b]	1,260,786
	Total	6,171,853
Technology 3.1%
	Accenture Capital, Inc.,
300,000	3.90%, 10/4/2027	299,083
	Analog Devices, Inc.,
500,000	4.25%, 6/15/2028	502,307
	Apple, Inc.,
750,000	4.00%, 5/12/2028	751,424
	Dell International LLC/EMC Corp.,
400,000	6.02%, 6/15/2026	403,781
300,000	4.75%, 4/1/2028	303,511
	Fidelity National Information Services, Inc.,
350,000	1.15%, 3/1/2026	342,416
	Hewlett Packard Enterprise Co.,
450,000	4.45%, 9/25/2026	450,706
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of June 30, 2025(unaudited)
Principal Amount	Long-Term Fixed Income 99.9%	Value
Technology 3.1% – continued
	Oracle Corp.,
$800,000	2.65%, 7/15/2026	$785,576
	Synopsys, Inc.,
400,000	4.55%, 4/1/2027	401,994
	VMware LLC,
750,000	4.65%, 5/15/2027	754,375
	Total	4,995,173
U.S. Government & Agencies 17.6%
	U.S. Treasury Notes,
2,030,000	5.00%, 8/31/2025	2,031,467
26,700,000	4.88%, 11/30/2025	26,756,320
	Total	28,787,787
Utilities 1.6%
	Capital Power U.S. Holdings, Inc.,
250,000	5.26%, 6/1/2028 [a]	253,386
	DTE Electric Co.,
400,000	4.25%, 5/14/2027	400,552
	Duke Energy Progress LLC,
100,000	4.35%, 3/6/2027	100,476
	Evergy Kansas Central, Inc.,
150,000	4.70%, 3/13/2028	151,693
	Georgia Power Co.,
250,000	(SOFRINDEX + 0.280%), 4.68%, 9/15/2026 [b]	249,655
	Jersey Central Power & Light Co.,
350,000	4.30%, 1/15/2026 [a]	349,309
	NextEra Energy Capital Holdings, Inc.,
350,000	4.95%, 1/29/2026	350,911
	Pacific Gas & Electric Co.,
300,000	3.15%, 1/1/2026	297,131
	Xcel Energy, Inc.,
400,000	3.35%, 12/1/2026	394,322
	Total	2,547,435
	Total Long-Term Fixed Income (Cost $162,576,949)	163,090,878

Shares or Principal Amount	Short-Term Investments 1.2%	Value
	Federal Home Loan Mortgage Corp. Discount Notes,
200,000	4.24%, 9/22/2025 [e],[f]	198,040
	Federal National Mortgage Association Discount Notes,
200,000	4.25%, 8/15/2025 [e],[f]	198,922
Shares or Principal Amount	Short-Term Investments 1.2%	Value
	State Street Institutional U.S. Government Money Market Fund - Premier Class,
1,495,023	4.27% [f]	$1,495,023
	Total Short-Term Investments (Cost $1,892,047)	1,891,985
	Total Investments (Cost $164,468,996) 101.1%	$164,982,863
	Other Assets and Liabilities, Net (1.1%)	(1,741,852)
	Total Net Assets 100.0%	$163,241,011

a
Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2025, the value of these investments was $54,064,099 or 33.1% of total net assets.

b
Denotes variable rate securities. The rate shown is as of June 30,
2025. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description.
The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Denotes investments purchased on a when-issued or delayed- delivery basis.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2025.
e	All or a portion of the security is held on deposit with counterparty and pledged as the initial margin deposit for open futures contracts.
f	The interest rate shown reflects the yield.

Definitions:
CLO	–	Collateralized Loan Obligation
REMICS	–	Real Estate Mortgage Investment Conduits
plc	–	Public Limited Company

Reference Rate Index:
CMT 1Y	–	Constant Maturity Treasury Yield 1 Year
ICE	–	Intercontinental Exchange
SOFR30A	–	Secured Overnight Financing Rate 30 Year Average
SOFRINDEX	–	Secured Overnight Financing Rate Compounded Index
SOFRRATE	–	Secured Overnight Financing Rate
TSFR1M	–	CME Term SOFR 1 Month
TSFR3M	–	CME Term SOFR 3 Month
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of June 30, 2025(unaudited)
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Thrivent Ultra Short Bond ETF's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	31,881,185	—	31,881,185	—
Basic Materials	1,697,310	—	1,697,310	—
Collateralized Mortgage Obligations	2,278,249	—	2,278,249	—
Commercial Mortgage-Backed Securities	2,635,524	—	2,635,524	—
Communication Services	1,216,259	—	1,216,259	—
Consumer Discretionary	12,794,625	—	12,794,625	—
Consumer Staples	13,544,076	—	13,544,076	—
Energy	2,899,311	—	2,899,311	—
Financials	45,651,629	—	45,651,629	—
Industrials	5,990,462	—	5,990,462	—
Mortgage-Backed Securities	6,171,853	—	6,171,853	—
Technology	4,995,173	—	4,995,173	—
U.S. Government & Agencies	28,787,787	—	28,787,787	—
Utilities	2,547,435	—	2,547,435	—
Short-Term Investments	1,891,985	1,495,023	396,962	—
Total Investments at Value	$164,982,863	$1,495,023	$163,487,840	$—
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Thrivent Ultra Short Bond ETF's other financial instrument assets carried at fair value.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	175,448	175,448	—	—
Total Liability Derivatives	$175,448	$175,448	$—	$—
The following table presents Ultra Short Bond ETF's futures contracts held as of June 30, 2025. Investments and/or cash totaling $396,962 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2 Yr. U.S. Treasury Notes	(87)	September 2025	$(18,017,866)	$(80,173)
CBOT 3 Yr. U.S. Treasury Notes	(69)	September 2025	(14,564,530)	(95,275)
Total Futures Short Contracts			$(32,582,396)	$(175,448)
Total Futures Contracts			$(32,582,396)	$(175,448)

Reference Description:
CBOT	–	Chicago Board of Trade
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Notes to Schedule of Investments

as of June 30, 2025
(unaudited)
SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments — The Funds record their investments at fair value using market quotations when they are readily available pursuant to Rule 2a-5. The Funds’ investments are recorded at fair value determined in good faith when market quotations are not readily available. Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed futures contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued at the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at their net asset value ("NAV") at the close of each business day. Money Market funds where the published daily NAV per share is not available on measurement date shall be fair valued using the NAV per share from the prior day.
The Board has chosen the Funds’ investment adviser Thrivent Asset Management, LLC (the "Adviser") as the valuation designee, responsible for overseeing the Funds’ valuation policies in accordance with Valuation Policies and Procedures. The Adviser has formed a Valuation Committee (the “Committee”) that is responsible for overseeing the Funds’ valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Foreign Currency Translation — The accounting records of each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts,  disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Derivative Financial Instruments —  The Funds may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s

Notes to Schedule of Investments

as of June 30, 2025
(unaudited)
clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Futures Contracts —  Each of the Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the period ended June 30, 2025, Ultra Short Bond ETF used treasury futures to manage the duration and yield curve exposure of the respective Fund as compared to its benchmark.
Additional information for the Fund's policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Fund's most recent annual or semiannual report.